Annual Fund Operating Expenses - Transamerica Stock Index	May 01, 2021
R4
Operating Expenses:
Management fees	0.07%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.06%
Total annual fund operating expenses	0.38%
Fee waiver and/or expense reimbursement	0.08%	[1]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.30%
R
Operating Expenses:
Management fees	0.07%
Distribution and service (12b-1) fees	0.50%
Other expenses	0.05%
Total annual fund operating expenses	0.62%
Fee waiver and/or expense reimbursement	none	[1]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.62%

[1]	Contractual arrangements have been made with the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), through May 1, 2022 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 0.30% for Class R4 shares and 0.65% for Class R shares, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to May 1, 2022 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class if the class’ total annual fund operating expenses have fallen to a level below the limits described above. In no case will TAM recapture any amount that would result, on any particular business day of the fund, in the class’ total annual operating expenses exceeding the applicable limits described above or any other lower limit then in effect.